Long-term debt - Revolving Credit Facilities (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) creditFacility	Dec. 31, 2023 USD ($) creditFacility	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
Revolving Credit Facilities | Revolving Credit Facility Maturing May 2026
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 400,000,000
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of long-term credit facilities | creditFacility			2	3
Credit facilities, maximum aggregate borrowings	$ 300,000,000		$ 700,000,000	$ 700,000,000		$ 50,000,000
Credit facilities, increase in maximum aggregate borrowings	$ 50,000,000
Credit facilities, aggregate borrowings undrawn			$ 700,000,000	$ 380,000,000
Revolving Credit Facilities | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount			0.45%	0.45%
Revolving Credit Facilities | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount			0.50%	1.00%
Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 1,149,716,000	$ 2,367,516,000
Credit facilities, aggregate borrowings undrawn			$ 78,031,000	$ 1,191,936,000
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 250,000,000			$ 1,170,918,000	$ 108,000,000	$ 1,077,137,000	$ 633,088,000
Term of debt		2 years
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount			0.49%	0.44%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount				0.49%